Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 1 - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2021
Green Bonds, Convertible and Non-convertible Promissory Notes [Abstract]
Debt issuance cost		$ 4,100	$ 200	$ 11,800
Amortization of debt discounts	$ 700	$ 4,900	$ 3,900
Short-term debt maturity year		2024